21. Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations Tables
Income from discontinued operations
	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Revenues	2,196,746	1,757,692	580,595
Cost of sales	(1,427,906)	(1,081,979)	(352,844)
Gross income	768,840	675,713	227,751

Administrative and selling expenses	(8,566)	(15,221)	(7,924)
Other operating income	-	27,770	6,170
Other operating expenses	(10,737)	-	(1,259)
Operating income	749,537	688,262	224,738

Finance expense	(339)	(14,455)	(21,878)
Income before tax from discontinued operations	749,198	673,807	202,860
Income tax for the year	(264,157)	(235,833)	(71,001)
Income for the year from discontinued operations	485,041	437,974	131,859

Assets and liabilities classified as held for sale
12-31-2017
ARS 000

Assets
Property, plant and equipment	116,923
Inventories	26,091
Assets held for sale	143,014

Liabilities
Deferred income tax liabilities	6,282
Compensation and employee benefits liabilities	(4,411)
Provisions	(131,032)
Labilities associated with assets held for sale	(129,161)
Net assets held for sale	13,853

Cash flows of discontinued operations
	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Operating activities	820,955	564,937	221,698

Earnings per share from discontinued operations
	2017	2016	2015

– Basic and diluted income per share from discontinued operations	ARS 0.32	ARS 0.29	ARS 0.09